Cash and cash equivalents in the consolidated statements of cash flows (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents in the consolidated statements of cash flows [Abstract]
Cash and due from banks at amortized cost	₩ 33,420,549	₩ 28,435,818	₩ 17,363,450
Due from financial institutions with a maturity over three months from date of acquisition	(2,488,156)	(3,349,719)	(3,008,188)
Restricted due from banks	(21,969,411)	(16,506,925)	(6,175,506)
Total	₩ 8,962,982	₩ 8,579,174	₩ 8,179,756	₩ 6,236,650